Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes
Note K - Income Taxes

The provision for income taxes consists of the following components:

	2020	2019	2018
Current tax expense	$2,036	$1,446	$2,389
Deferred tax (benefit) expense	12	367	(134)
Total income taxes	$2,048	$1,813	$2,255

The source of deferred tax assets and deferred tax liabilities at December 31:

	2020	2019
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,557	$1,364
Deferred compensation	1,822	1,700
Deferred loan fees/costs	136	110
Other real estate owned	1	4
Accrued bonus	212	204
Purchase accounting adjustments	18	24
Net operating loss	99	115
Lease liability	235	274
Other	339	346
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(100)	(77)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(647)	(140)
Prepaid expenses	(202)	(182)
Depreciation and amortization	(894)	(579)
Right-of-use asset	(235)	(274)
Other	----	----
Net deferred tax asset	$1,665	$2,213

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At December 31, 2020, the Company’s deferred tax asset related to Section 382 net operating loss carryforwards was $471, which will expire in 2026.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2020	2019	2018
Statutory tax	$2,584	$2,461	$2,982
Effect of nontaxable interest	(348)	(336)	(352)
Effect of nontaxable insurance premiums	(210)	(212)	(218)
Income from bank owned insurance, net	(161)	(141)	(142)
Effect of postretirement benefits	124	54	20
Effect of state income tax	125	100	33
Tax credits	(102)	(145)	(217)
Other items	36	32	149
Total income taxes	$2,048	$1,813	$2,255

At December 31, 2020 and December 31, 2019, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.  The Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2017.  The tax years 2017-2019 remain open to federal and state examinations.